Basis of Presentation and General Information (Details)	12 Months Ended
	Dec. 31, 2016 Number
Polyaristi Navigation Co. [Member] | Box Voyager [Member]
Property, Plant and Equipment [Line Items]
TEU	3,426	[1],[2],[3]
Vessel Year Built	2010	[1],[3]
Vessel Acquisition Date	Apr. 29, 2011	[1],[3]
Vessel Sale Date	Nov. 24, 2016	[1],[3]
Efploias Shipping Co. [Member] | Box Trader [Member]
Property, Plant and Equipment [Line Items]
TEU	3,426	[1],[2],[3]
Vessel Year Built	2010	[1],[3]
Vessel Acquisition Date	Apr. 29, 2011	[1],[3]
Vessel Sale Date	Nov. 24, 2016	[1],[3]
Tacita Oceanway Carrier Co. [Member] | Box Kingfish [Member]
Property, Plant and Equipment [Line Items]
TEU	5,095	[1],[2]
Vessel Year Built	2007	[1]
Vessel Acquisition Date	May 19, 2011	[1]
Vessel Sale Date	Dec. 13, 2016	[1]
Alaqua Marine Ltd. [Member] | Box Marlin [Member]
Property, Plant and Equipment [Line Items]
TEU	5,095	[1],[2]
Vessel Year Built	2007	[1]
Vessel Acquisition Date	May 31, 2011	[1]
Vessel Sale Date	Dec. 09, 2016	[1]
Aral Sea Shipping S.A. [Member] | Box Queen [Member]
Property, Plant and Equipment [Line Items]
TEU	4,546	[1],[2]
Vessel Year Built	2006	[1]
Vessel Acquisition Date	May 19, 2011	[1]
Vessel Sale Date	Oct. 31, 2016	[1]
Amorita Development Inc. [Member] | Maule [Member]
Property, Plant and Equipment [Line Items]
TEU	6,589	[1],[2],[3]
Vessel Year Built	2010	[1],[3]
Vessel Acquisition Date	May 09, 2011	[1],[3]
Vessel Sale Date	Nov. 24, 2016	[1],[3]
Lawry Shipping Ltd. [Member] | Box Emma [Member]
Property, Plant and Equipment [Line Items]
TEU	5,060	[2],[4]
Vessel Year Built	2004	[4]
Vessel Acquisition Date	Aug. 03, 2011	[4]
Vessel Sale Date	Sep. 22, 2016	[4]
Triton Shipping Limited [Member] | Box Hong Kong [Member]
Property, Plant and Equipment [Line Items]
TEU	5,344	[2],[5]
Vessel Year Built	1995	[5]
Vessel Acquisition Date	Jun. 25, 2012	[5]
Vessel Sale Date	Aug. 09, 2016	[5]
Rosetta Navigation Corp. Limited [Member] | Box China [Member]
Property, Plant and Equipment [Line Items]
TEU	5,344	[2],[5]
Vessel Year Built	1996	[5]
Vessel Acquisition Date	Jul. 05, 2012	[5]
Vessel Sale Date	Aug. 11, 2016	[5]
Ardal International Co. [Member]
Property, Plant and Equipment [Line Items]
TEU		[2],[6]

[1]	Incorporated in Liberia.
[2]	TEU: A 20-foot equivalent unit, the international standard measure for containers and containership capacity.
[3]	The issued and outstanding capital stock of the company was sold on November 24, 2016 to entity affiliated to Mr. Michael Bodouroglou, the Company's Chairman, President, Chief Executive Officer and Interim Chief Financial Officer (Notes 4 and 5).
[4]	Incorporated in Marshall Islands.
[5]	Incorporated in Hong Kong.
[6]	Non-vessel owning subsidiary.